Income Taxes - Schedule of Income Tax Provision Benifit (Details) - USD ($) None in scaling factor is -9223372036854775296	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal
State
Total
Federal
State
Total